Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Warrants [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2022	$ 151,206,539	$ 5,905,642	$ 51,016,808	$ (2,660,281)	$ (194,023,660)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	668,259					$ 668,259
Fair value of stock options exercised	587,035		(587,035)
Fair value of expired warrants	7,767,067	(816,744)	816,744			7,767,067
Fair value of warrants exercised	4,418,783	(4,418,783)
Funds from common shares issued through ATM Financing	983,194
Funds from common shares issued on public or private offerings	1,607,400
Share issue costs	(578,317)
Fair value of warrants issued on public or private offering	(954,537)
Adjustment due to change in functional currency
Fair value of warrants issued on private placement
Stock-based compensation			4,201,444
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				59,223
Net loss					(20,267,365)	(20,267,365)
Total Shareholders’ Equity at Dec. 31, 2023	165,705,423	670,115	55,447,961	(2,601,058)	(214,291,025)	4,931,416
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	754,711					754,711
Fair value of stock options exercised	2,209,196		(2,209,196)
Fair value of expired warrants	3,725,565	(16,616)	16,616			3,725,565
Fair value of warrants exercised	4,816,224	(1,260,120)
Funds from common shares issued through ATM Financing	9,362,235
Funds from common shares issued on public or private offerings	69,211,854
Share issue costs	(878,185)
Fair value of warrants issued on public or private offering	(31,164,688)
Adjustment due to change in functional currency
Fair value of warrants issued on private placement		11,764,359
Stock-based compensation			5,469,369
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				651,970
Net loss					(56,695,823)	(56,695,823)
Total Shareholders’ Equity at Dec. 31, 2024	223,742,335	11,157,738	58,724,750	(1,949,088)	(270,986,848)	20,688,887
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	5,441,922					5,441,922
Fair value of stock options exercised	11,513,569		(11,513,569)
Fair value of expired warrants	15,847,899					15,847,899
Fair value of warrants exercised	30,813,000	(2,098,780)
Funds from common shares issued through ATM Financing
Funds from common shares issued on public or private offerings	280,000,001
Share issue costs	(8,048,167)
Fair value of warrants issued on public or private offering	(88,176,282)
Adjustment due to change in functional currency	(28,058,114)	(15,166,108)	(43,988,509)		36,855,727	(28,058,114)
Fair value of warrants issued on private placement		36,706,752
Stock-based compensation			6,107,052
Other comprehensive income (loss) attributable to common shareholders - translation adjustment				(172,795)		36,855,727
Net loss					(62,963,213)	(62,963,213)
Total Shareholders’ Equity at Dec. 31, 2025	$ 443,076,163	$ 30,599,602	$ 9,329,724	$ (2,121,883)	$ (297,094,334)	$ 183,789,272